Summary of Significant Accounting Policies - Opening Financial Position Reclassification (IFRS 16 Standard) (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclassifications or changes in presentation [line items]
Property, plant and equipment	€ 1,981	€ 1,768	€ 1,666
Borrowings	€ (2,378)	(2,253)	€ (2,151)	€ (2,127)
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of reclassifications or changes in presentation [line items]
Property, plant and equipment		102
Borrowings		€ (102)